TRUE GOLD BUSINESS COMBINATION (Details Narrative)				3 Months Ended	9 Months Ended
	Oct. 03, 2023 USD ($) $ / shares	Oct. 03, 2023 AUD ($)	Oct. 02, 2023	Dec. 31, 2023 USD ($)	Oct. 02, 2023 USD ($)	Jun. 30, 2024 € / shares	Dec. 31, 2023 € / shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Percentage of interests acquired additional								2.00%
Fair value of ordinary shares per share | € / shares						€ 1	€ 1
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of interests acquired additional	7.50%
Percentage of holding interests	51.90%	51.90%	44.40%
Investment fair value at acquistion | $	$ 22,164,000
Gain from remeasurement of investment at fair value | $	$ 22,164,000
weighted average cost of capital percentage	24.80%
Terminal per shares | $ / shares	$ 4.59
Terminal growth rate	3.00%
Discount for lack of marketability percentage	25.20%
Discount for lack of marketability value | $ / shares	$ 11.17
Fair value of ordinary shares per share | $ / shares	$ 33.12
Forgiveness of outstanding payables	$ 307	$ 475
Net loss of acquiree | $				$ 155	$ 692